Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Weighted average amortization period	December 31,
	Years	2020	2019
Original amount:
Acquired technology	8.03	$6,682	$1,566
Customer relationships	5.23	3,504	3,504
Non-competition agreement	3.27	974	265
Software development costs	3	1,320	1,199
Distribution rights	1	250	250

		$12,730	$6,784
Accumulated amortization:
Acquired technology		1,424	1,066
Customer relationships		3,071	2,849
Non-competition agreement		360	232
Software development costs		404	-
Distribution rights		250	143

		5,509	4,290

Intangible assets, net		$7,221	$2,494

Schedule of future amortization expenses
December 31,
2021	$1,613
2022	1,524
2023	993
2024	793
2025 and thereafter	2,298

$7,221